UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2022
Date of reporting period: January 31, 2022

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Fund’s quarter-end holdings is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at www.davisfunds.com or by calling 1-800-279-0279.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager

March 4, 2022

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis New York Venture Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended January 31, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of -2.27%, versus a 3.44% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Energy (up 38%), Consumer Staples (up 9%), and Information Technology (up 7%). The sectors within the S&P 500® that reported the weakest performance were Communication Services (down 8%), Industrials (down 2%), and Health Care (up less than 1%).

Detractors from Performance
The Fund’s Consumer Discretionary holdings were the most important detractor2 from performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the S&P 500® sector (down 22%, versus up 1%). Alibaba3 (down 34%), Vroom (down 78%), Coupang (down 43%), and Amazon (down 10%) were weaker performers from this sector.

The Fund’s Industrials holdings were also an important detractor from performance on both an absolute and relative basis. The Fund’s holdings underperformed the Index sector (down 58%, versus down 2%) but a smaller average weighting (3%, versus 8% for the Index) in this lesser performing sector somewhat offset the impact from the weaker stock selection. DiDi Global (down 62%) was the top detractor from performance.

The Fund’s Information Technology holdings were a key detractor from performance. The Fund’s holdings underperformed the Index sector (down 4%, versus up 7%) and a smaller average weighting (13%, versus 27% for the Index) in this stronger performing sector also hindered performance. Intel (down 8%) was a key detractor.

The Fund also had no exposure in Energy, the highest performing sector of the S&P 500®, and relative performance suffered as a result.  Additional detractors from performance were Capital One Financial (down 8%) and AIA Group (down 13%), both Financial holdings, along with two companies from the Communication Services sector, Vimeo (down 67%) and Meta Platforms (down 12%), formerly known as Facebook.

Additionally, the Fund had an average weighting of 21% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (down 12%, versus up less than 1%).

Contributors to Performance
The Fund benefited significantly from its overweight position in Financials (average weight of 50%, compared to the Index sector’s 12%). These holdings were the most significant contributor to both absolute and relative performance. The top four contributors to performance came from the Financials sector led by Wells Fargo (up 18%) and Berkshire Hathaway (up 12%), two of the largest holdings at the end of the period, representing 9.65% and 7.23% of net assets, respectively. The other two contributors rounding out the top four were DBS Group Holdings (up 18%) and Bank of New York Mellon (up 17%). Additional contributors from the Financials sector were U.S. Bancorp (up 6%), DNB Bank (up 20%), and Chubb (up 18%).

The Fund’s Health Care holdings were also beneficial to performance. The Fund’s holdings outperformed the Index sector (up 8%, versus up less than 1%) and the Fund benefited from a smaller average weighting (7%, versus 13% for the Index) in this lesser performing sector. Cigna (up 1%) and Viatris (up 8%) were key contributors from the Health Care sector.

The Fund’s Materials position was a key performer. The Fund’s holdings outperformed the Index sector (up 27%, versus up 1%).

Another individual contributor was JD.com (up 18%), a new purchase during the period, from the Consumer Discretionary sector.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, China risk-generally, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small- capitalization companies risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2012

Average Annual Total Return for periods ended January 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	11.15%	11.30%	11.98%	11.64%	02/17/69	0.90%	0.90%
Class A - with sales charge*	5.87%	10.23%	11.45%	11.55%	02/17/69	0.90%	0.90%
Class B†, **	6.71%	10.06%	11.24%	10.08%	12/01/94	1.99%	1.75%
Class C††, **	9.39%	10.42%	11.29%	9.99%	12/20/94	1.71%	1.71%
Class R	10.85%	10.98%	11.66%	8.52%	08/20/03	1.17%	1.17%
Class Y	11.42%	11.58%	12.26%	9.25%	10/02/96	0.65%	0.65%
S&P 500® Index***	23.29%	16.77%	15.41%	10.59%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended December 31, 2021

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	7.16%	10.68%	11.99%

*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge.
††Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from February 17, 1969.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/22 Net Assets)		(% of 01/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	76.39%	Banks	25.59%	4.24%
Common Stock (Foreign)	21.23%	Diversified Financials	20.77%	5.09%
Short-Term Investments	1.51%	Information Technology	13.20%	28.66%
Preferred Stock (Foreign)	0.77%	Media & Entertainment	11.28%	8.79%
Other Assets & Liabilities	0.10%	Retailing	10.42%	6.48%
	100.00%	Health Care	7.56%	13.06%
		Insurance	6.97%	1.94%
		Materials	1.90%	2.52%
		Transportation	1.25%	1.75%
		Food, Beverage & Tobacco	0.96%	3.10%
		Capital Goods	0.08%	5.26%
		Other	0.02%	8.01%
		Energy	–	3.35%
		Real Estate	–	2.67%
		Utilities	–	2.55%
		Automobiles & Components	–	2.53%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/22 Net Assets)

Wells Fargo & Co.	Banks	9.65%
Capital One Financial Corp.	Consumer Finance	7.78%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.23%
Alphabet Inc.*	Media & Entertainment	5.77%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	5.59%
U.S. Bancorp	Banks	5.10%
DBS Group Holdings Ltd.	Banks	4.17%
Intel Corp.	Semiconductors & Semiconductor Equipment	4.16%
Bank of New York Mellon Corp.	Capital Markets	3.77%
Meta Platforms, Inc., Class A	Media & Entertainment	3.51%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended January 31, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/21)	(01/31/22)	(08/01/21-01/31/22)
Class A (annualized expense ratio 0.90%**)
Actual	$1,000.00	$977.31	$4.49
Hypothetical	$1,000.00	$1,020.67	$4.58
Class B (annualized expense ratio 1.75%**)
Actual	$1,000.00	$973.10	$8.70
Hypothetical	$1,000.00	$1,016.38	$8.89
Class C (annualized expense ratio 1.71%**)
Actual	$1,000.00	$973.36	$8.51
Hypothetical	$1,000.00	$1,016.59	$8.69
Class R (annualized expense ratio 1.17%**)
Actual	$1,000.00	$975.88	$5.83
Hypothetical	$1,000.00	$1,019.31	$5.96
Class Y (annualized expense ratio 0.65%**)
Actual	$1,000.00	$978.43	$3.24
Hypothetical	$1,000.00	$1,021.93	$3.31

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2022 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.62%)
COMMUNICATION SERVICES – (11.10%)
Media & Entertainment – (11.10%)
Alphabet Inc., Class A *	101,407	$274,414,440
Alphabet Inc., Class C *	67,842	184,121,153
ASAC II L.P. *(a)(b)	4,156,451	4,223,370
IAC/InterActiveCorp *	860,980	117,558,209
Liberty TripAdvisor Holdings, Inc., Series A *	183,606	413,114
Meta Platforms, Inc., Class A *	890,907	279,085,527
Vimeo, Inc. *	1,457,935	21,358,748
	Total Communication Services	881,174,561
CONSUMER DISCRETIONARY – (9.48%)
Retailing – (9.48%)
Alibaba Group Holding Ltd., ADR (China)*	989,700	124,494,363
Amazon.com, Inc. *	79,471	237,735,113
Coupang, Inc., Class A (South Korea)*	3,346,187	69,667,613
JD.com, Inc., Class A, ADR (China)*	2,175,169	162,876,655
Naspers Ltd. - N (South Africa)	81,939	13,245,283
Prosus N.V., Class N (Netherlands)	1,508,681	125,516,015
Vroom, Inc. *	2,393,952	19,199,495
	Total Consumer Discretionary	752,734,537
CONSUMER STAPLES – (0.96%)
Food & Staples Retailing – (0.02%)
Missfresh Ltd., Class B, ADS (China)*	580,960	1,690,593
Food, Beverage & Tobacco – (0.94%)
Darling Ingredients Inc. *	1,174,379	74,890,149
	Total Consumer Staples	76,580,742
FINANCIALS – (52.47%)
Banks – (25.18%)
Danske Bank A/S (Denmark)	7,584,377	147,222,117
DBS Group Holdings Ltd. (Singapore)	12,604,195	331,072,723
DNB Bank ASA (Norway)	4,773,280	113,604,983
JPMorgan Chase & Co.	1,588,564	236,060,610
U.S. Bancorp	6,957,910	404,880,783
Wells Fargo & Co.	14,248,402	766,564,028
		1,999,405,244
Diversified Financials – (20.44%)
Capital Markets – (3.77%)
Bank of New York Mellon Corp.	5,047,697	299,126,524
Consumer Finance – (9.44%)
American Express Co.	734,861	132,142,705
Capital One Financial Corp.	4,210,783	617,848,190
		749,990,895
Diversified Financial Services – (7.23%)
Berkshire Hathaway Inc., Class A *	1,222	574,101,710
		1,623,219,129
Insurance – (6.85%)
Life & Health Insurance – (4.31%)
AIA Group Ltd. (Hong Kong)	13,723,390	143,269,586

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	25,140,800	$199,512,856
		342,782,442
Property & Casualty Insurance – (2.54%)
Chubb Ltd.	657,700	129,751,056
Loews Corp.	579,249	34,557,995
Markel Corp. *	30,216	37,248,472
		201,557,523
		544,339,965
	Total Financials	4,166,964,338
HEALTH CARE – (7.43%)
Health Care Equipment & Services – (4.43%)
Cigna Corp.	1,204,769	277,651,064
Quest Diagnostics Inc.	551,460	74,458,129
		352,109,193
Pharmaceuticals, Biotechnology & Life Sciences – (3.00%)
Viatris Inc.	15,914,700	238,243,059
	Total Health Care	590,352,252
INDUSTRIALS – (1.32%)
Capital Goods – (0.08%)
Orascom Construction PLC (United Arab Emirates)	1,456,501	6,420,018
Commercial & Professional Services – (0.01%)
China Index Holdings Ltd., Class A, ADR (China)*	480,539	509,371
Transportation – (1.23%)
DiDi Global Inc., Class A, ADS (China)*	27,111,738	97,873,374
	Total Industrials	104,802,763
INFORMATION TECHNOLOGY – (12.99%)
Semiconductors & Semiconductor Equipment – (12.99%)
Applied Materials, Inc.	3,214,840	444,226,591
Intel Corp.	6,762,900	330,164,778
Texas Instruments Inc.	1,431,840	257,000,962
	Total Information Technology	1,031,392,331
MATERIALS – (1.87%)
OCI N.V. (Netherlands)*	2,555,564	69,940,402
Teck Resources Ltd., Class B (Canada)	2,547,802	78,650,648
	Total Materials	148,591,050
TOTAL COMMON STOCK – (Identified cost $4,353,407,073)		7,752,592,574

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
PREFERRED STOCK – (0.77%)
CONSUMER DISCRETIONARY – (0.77%)
Retailing – (0.77%)
	Chengxin Technology, Inc., Series A-1 (China)*(a)(b)	7,035,470	$52,766,025
	Full Trillion Development Ltd., Class A (China)*(a)(b)	1,114,530	8,358,975
		Total Consumer Discretionary	61,125,000
	TOTAL PREFERRED STOCK – (Identified cost $81,500,000)		61,125,000
SHORT-TERM INVESTMENTS – (1.51%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $64,534,090 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $65,824,680)	$64,534,000	64,534,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $55,264,077 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-3.00%, 02/25/22-01/01/52, total market value $56,369,280)	55,264,000	55,264,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $119,798,000)		119,798,000
	Total Investments – (99.90%) – (Identified cost $4,554,705,073)		7,933,515,574
	Other Assets Less Liabilities – (0.10%)		7,666,508
	Net Assets – (100.00%)		$7,941,182,082

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2022 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$7,933,515,574
Cash	948
Receivables:
Capital stock sold	7,118,042
Dividends and interest	5,558,331
Investment securities sold	22,670,693
Prepaid expenses	229,880
Due from Adviser	2,561
Total assets	7,969,096,029
LIABILITIES:
Payables:
Capital stock redeemed	16,194,227
Investment securities purchased	4,596,584
Accrued distribution and service plan fees	1,222,774
Accrued investment advisory fees	3,757,327
Other accrued expenses	2,143,035
Total liabilities	27,913,947
NET ASSETS	$7,941,182,082
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$13,664,905
Additional paid-in capital	4,376,712,955
Distributable earnings	3,550,804,222
Net Assets	$7,941,182,082
*Including:
Cost of investments	$4,554,705,073
CLASS A SHARES:
Net assets	$5,453,044,767
Shares outstanding	188,759,670
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$28.89
Maximum offering price per share (100/95.25 of $28.89)†	$30.33
CLASS B SHARES:
Net assets	$8,392,608
Shares outstanding	368,371
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$22.78
CLASS C SHARES:
Net assets	$152,979,253
Shares outstanding	6,351,605
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$24.09

CLASS R SHARES:
Net assets	$71,496,588
Shares outstanding	2,470,039
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.95
CLASS Y SHARES:
Net assets	$2,255,268,866
Shares outstanding	75,348,422
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$29.93

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2022 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$60,867,199
Interest		54,496
Net securities lending fees		294,130
Total income		61,215,825
Expenses:
Investment advisory fees (Note 3)	$22,568,392
Custodian fees	1,382,258
Transfer agent fees:
Class A	2,498,955
Class B	21,791
Class C	108,701
Class R	33,901
Class Y	848,089
Audit fees	54,872
Legal fees	18,302
Accounting fees (Note 3)	172,002
Reports to shareholders	184,997
Directors’ fees and expenses	191,468
Registration and filing fees	60,001
Miscellaneous	173,905
Distribution and service plan fees (Note 3):
Class A	6,680,099
Class B	50,483
Class C	872,191
Class R	191,191
Total expenses		36,111,598
Reimbursement of expenses by Adviser (Note 3):
Class B		(12,301)
Net expenses		36,099,297
Net investment income		25,116,528
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		289,098,030
Foreign currency transactions		(122,503)
Net realized gain		288,975,527
Net decrease in unrealized appreciation		(501,651,951)
Net realized and unrealized loss on investments and foreign currency transactions		(212,676,424)
Net decrease in net assets resulting from operations		$(187,559,896)
*Net of foreign taxes withheld of		$1,706,198

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
OPERATIONS:
Net investment income	$25,116,528	$22,677,377
Net realized gain from investments and foreign currency transactions	288,975,527	1,795,905,217
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(501,651,951)	994,551,293
Net increase (decrease) in net assets resulting from operations	(187,559,896)	2,813,133,887
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(615,302,223)	(795,737,791)
Class B	(1,293,360)	(1,933,848)
Class C	(21,069,296)	(30,340,597)
Class R	(7,847,561)	(10,684,203)
Class Y	(251,713,203)	(328,399,861)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	220,177,050	(178,971,335)
Class B	(1,225,026)	(3,781,263)
Class C	(7,047,269)	(81,671,565)
Class R	1,553,643	(15,104,139)
Class Y	51,551,403	(12,616,258)
Total increase (decrease) in net assets	(819,775,738)	1,353,893,027
NET ASSETS:
Beginning of period	8,760,957,820	7,407,064,793
End of period	$7,941,182,082	$8,760,957,820

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in four classes, Class A, Class C, Class R, and Class Y. Class B shares are no longer offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund.  Class A shares are sold with a front-end sales charge. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class C shares automatically convert to Class A shares after 8 years (effective May 1, 2021). Any existing Class C shares held longer than 8 years as of May, 1 2021 converted in May 2021. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$876,951,191	$–	$4,223,370	$881,174,561
Consumer Discretionary	613,973,239	138,761,298	–	752,734,537
Consumer Staples	76,580,742	–	–	76,580,742
Financials	3,232,282,073	934,682,265	–	4,166,964,338
Health Care	590,352,252	–	–	590,352,252
Industrials	98,382,745	6,420,018	–	104,802,763
Information Technology	1,031,392,331	–	–	1,031,392,331
Materials	78,650,648	69,940,402	–	148,591,050
Preferred Stock:
Consumer Discretionary	–	–	61,125,000	61,125,000
Short-Term Investments	–	119,798,000	–	119,798,000
Total Investments	$6,598,565,221	$1,269,601,983	$65,348,370	$7,933,515,574

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2022 was $(20,400,354). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at August 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance at January 31, 2022
Investments in Securities:
Common Stock	$4,248,724	$–	$(25,354)	$–	$–	$4,223,370
Preferred Stock	81,500,000	–	(20,375,000)	–	–	61,125,000
Total Level 3	$85,748,724	$–	$(20,400,354)	$–	$–	$65,348,370

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	January 31, 2022	Technique	Input(s)	Amount	an Increase in Input
Investments in Securities:
Common Stock	$4,223,370	Discounted Cash Flow	Annualized Yield	1.726%	Decrease

Preferred Stock	61,125,000	Market Approach	Adjusted Transaction Price	$7.50	Increase
Total Level 3	$65,348,370

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to private securities and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

Under current tax regulations, capital losses on security transactions realized after October 31 (“post-October” losses; for the period from November 1, 2020 through July 31, 2021) may be deferred and treated as occurring on the first business day of the following fiscal year. At July 31, 2021, the Fund had short-term post-October losses in the amount of $108,635,044.

At January 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,578,487,067
Unrealized appreciation	3,750,703,715
Unrealized depreciation	(395,675,208)
Net unrealized appreciation	$3,355,028,507

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively "Distributable earnings (losses)"] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include foreign currency transactions, wash sales, partnership income, corporate actions, passive foreign investment company shares, deferred post-October losses, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended January 31, 2022 were $818,951,829 and $977,578,333, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2022 approximated 0.53% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class B shares, 1.75%; Class C shares, 1.75%; Class R shares, 1.25%; and Class Y shares, 0.75%) until December 1, 2022. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. During the six months ended January 31, 2022, such reimbursements for Class B shares amounted to $12,301, and are not subject to future recoupment.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2022 amounted to $438,558. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2022 amounted to $172,002.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) –
(CONTINUED)

Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R 12b-1 Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R 12b-1 Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2022 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$38,509	$654,143	$95,596
Service fees	6,680,099	11,974	218,048	95,595

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class B shares are no longer offered for new purchases. Class B shares of the Fund were sold and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

Class C shares of the Fund are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2022 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of	CDSCs received by the Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class C	Class B	Class C
$56,700	$312,850	$69,377	$4,893	$6,516

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2022, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.325 billion shares are classified as Davis New York Venture Fund. Class B Shares are no longer offered for new purchases. Transactions in capital stock were as follows:

	Six months ended January 31, 2022 (Unaudited)
	Sold		Reinvestment of Distributions	Redeemed		Net Increase (Decrease)
Shares: Class A	3,088,999		19,923,001	(14,510,337)		8,501,663
Class B	–		54,149	(100,367)		(46,218)
Class C	329,420		854,360	(1,386,149)		(202,369)
Class R	66,224		269,319	(259,937)		75,606
Class Y	5,567,657		7,757,053	(11,218,350)		2,106,360
Value: Class A	$97,564,683		$578,962,414	$(456,350,047)		$220,177,050
Class B	–		1,242,717	(2,467,743)		(1,225,026)
Class C	8,706,647		20,726,779	(36,480,695)		(7,047,269)
Class R	2,104,484		7,845,247	(8,396,088)		1,553,643
Class Y	180,387,328		233,487,319	(362,323,244)		51,551,403

	Year ended July 31, 2021
	Sold		Reinvestment of Distributions	Redeemed		Net Decrease
Shares: Class A	6,355,713	^	22,930,878	(35,146,619)	*	(5,860,028)
Class B	–		68,382	(207,952)		(139,570)
Class C	695,150		1,066,030	(4,638,287)	^	(2,877,107)
Class R	212,533		326,597	(1,029,541)		(490,411)
Class Y	9,134,713	*	8,981,694	(18,904,833)		(788,426)
Value: Class A	$211,117,292	^	$747,976,109	$(1,138,064,736)	*	$(178,971,335)
Class B	–		1,832,508	(5,613,771)		(3,781,263)
Class C	20,027,869		29,872,425	(131,571,859)	^	(81,671,565)
Class R	7,089,812		10,681,215	(32,875,166)		(15,104,139)
Class Y	314,462,200	*	302,357,035	(629,435,493)		(12,616,258)
^ Includes Class C to Class A conversions as disclosed in Note 1 of the Notes to Financial Statements.
* Includes Class A to Class Y conversions authorized under certain eligibility requirements.

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2022, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $65,348,370 or 0.82% of the Fund’s net assets as of January 31, 2022. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of January 31, 2022
ASAC II L.P., Private Placement	10/10/13	4,156,451	$1.00	$1.0161
Chengxin Technology, Inc., Series A-1, Pfd.	03/29/21	7,035,470	10.00	7.50
Full Trillion Development Ltd., Class A, Pfd.	03/29/21	1,114,530	10.00	7.50

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2022[e]	$33.16	$0.09	$(0.82)	$(0.73)
Year ended July 31, 2021	$27.04	$0.07	$10.68	$10.75
Year ended July 31, 2020	$28.16	$0.14	$(0.29)	$(0.15)
Year ended July 31, 2019	$32.59	$0.20	$(0.91)	$(0.71)
Year ended July 31, 2018	$32.64	$0.18	$4.85	$5.03
Year ended July 31, 2017	$29.88	$0.14	$5.68	$5.82
Davis New York Venture Fund Class B:
Six months ended January 31, 2022[e]	$27.00	$(0.04)	$(0.67)	$(0.71)
Year ended July 31, 2021	$22.69	$(0.17)	$8.93	$8.76
Year ended July 31, 2020	$23.84	$(0.09)	$(0.25)	$(0.34)
Year ended July 31, 2019	$28.30	$(0.08)	$(0.83)	$(0.91)
Year ended July 31, 2018	$29.06	$(0.14)	$4.29	$4.15
Year ended July 31, 2017	$26.96	$(0.15)	$5.09	$4.94
Davis New York Venture Fund Class C:
Six months ended January 31, 2022[e]	$28.33	$(0.04)	$(0.69)	$(0.73)
Year ended July 31, 2021	$23.64	$(0.17)	$9.31	$9.14
Year ended July 31, 2020	$24.80	$(0.06)	$(0.26)	$(0.32)
Year ended July 31, 2019	$29.27	$(0.03)	$(0.86)	$(0.89)
Year ended July 31, 2018	$29.85	$(0.08)	$4.42	$4.34
Year ended July 31, 2017	$27.60	$(0.09)	$5.22	$5.13
Davis New York Venture Fund Class R:
Six months ended January 31, 2022[e]	$33.24	$0.04	$(0.82)	$(0.78)
Year ended July 31, 2021	$27.10	$(0.02)	$10.70	$10.68
Year ended July 31, 2020	$28.26	$0.07	$(0.30)	$(0.23)
Year ended July 31, 2019	$32.71	$0.12	$(0.91)	$(0.79)
Year ended July 31, 2018	$32.76	$0.08	$4.87	$4.95
Year ended July 31, 2017	$29.98	$0.05	$5.71	$5.76
Davis New York Venture Fund Class Y:
Six months ended January 31, 2022[e]	$34.23	$0.13	$(0.85)	$(0.72)
Year ended July 31, 2021	$27.83	$0.16	$10.99	$11.15
Year ended July 31, 2020	$28.93	$0.22	$(0.30)	$(0.08)
Year ended July 31, 2019	$33.39	$0.28	$(0.93)	$(0.65)
Year ended July 31, 2018	$33.32	$0.27	$4.97	$5.24
Year ended July 31, 2017	$30.44	$0.23	$5.80	$6.03

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.03)	$(3.51)	$–	$(3.54)	$28.89	(2.27)%	$5,453	0.90%[f]	0.90%[f]	0.54%[f]	10%
$(0.18)	$(4.45)	$–	$(4.63)	$33.16	40.63%	$5,977	0.89%	0.89%	0.22%	17%
$(0.28)	$(0.69)	$–	$(0.97)	$27.04	(0.79)%	$5,033	0.90%	0.90%	0.53%	11%
$(0.19)	$(3.53)	$–	$(3.72)	$28.16	(0.95)%	$5,965	0.89%	0.89%	0.70%	17%
$(0.17)	$(4.91)	$–	$(5.08)	$32.59	16.26%	$7,308	0.88%	0.88%	0.53%	25%
$(0.23)	$(2.83)	$–	$(3.06)	$32.64	20.11%	$6,296	0.89%	0.89%	0.46%	12%

$–	$(3.51)	$–	$(3.51)	$22.78	(2.69)%	$8	1.99%[f]	1.75%[f]	(0.31)%[f]	10%
$–	$(4.45)	$–	$(4.45)	$27.00	39.42%	$11	1.96%	1.75%	(0.64)%	17%
$(0.12)	$(0.69)	$–	$(0.81)	$22.69	(1.69)%	$13	1.99%	1.80%	(0.37)%	11%
$(0.02)	$(3.53)	$–	$(3.55)	$23.84	(1.90)%	$18	1.92%	1.92%	(0.33)%	17%
$–	$(4.91)	$–	$(4.91)	$28.30	15.17%	$27	1.86%	1.86%	(0.45)%	25%
$(0.01)	$(2.83)	$–	$(2.84)	$29.06	18.92%	$35	1.87%	1.87%	(0.52)%	12%

$–	$(3.51)	$–	$(3.51)	$24.09	(2.66)%	$153	1.71%[f]	1.71%[f]	(0.27)%[f]	10%
$–	$(4.45)	$–	$(4.45)	$28.33	39.49%	$186	1.71%	1.71%	(0.60)%	17%
$(0.15)	$(0.69)	$–	$(0.84)	$23.64	(1.57)%	$223	1.70%	1.70%	(0.27)%	11%
$(0.05)	$(3.53)	$–	$(3.58)	$24.80	(1.75)%	$407	1.68%	1.68%	(0.09)%	17%
$(0.01)	$(4.91)	$–	$(4.92)	$29.27	15.40%	$636	1.65%	1.65%	(0.24)%	25%
$(0.05)	$(2.83)	$–	$(2.88)	$29.85	19.18%	$1,876	1.66%	1.66%	(0.31)%	12%

$–	$(3.51)	$–	$(3.51)	$28.95	(2.41)%	$71	1.17%[f]	1.17%[f]	0.27%[f]	10%
$(0.09)	$(4.45)	$–	$(4.54)	$33.24	40.20%	$80	1.19%	1.19%	(0.08)%	17%
$(0.24)	$(0.69)	$–	$(0.93)	$27.10	(1.06)%	$78	1.18%	1.18%	0.25%	11%
$(0.13)	$(3.53)	$–	$(3.66)	$28.26	(1.24)%	$113	1.18%	1.18%	0.41%	17%
$(0.09)	$(4.91)	$–	$(5.00)	$32.71	15.95%	$162	1.17%	1.17%	0.24%	25%
$(0.15)	$(2.83)	$–	$(2.98)	$32.76	19.79%	$184	1.18%	1.18%	0.17%	12%

$(0.07)	$(3.51)	$–	$(3.58)	$29.93	(2.16)%	$2,255	0.65%[f]	0.65%[f]	0.79%[f]	10%
$(0.30)	$(4.45)	$–	$(4.75)	$34.23	40.98%	$2,507	0.64%	0.64%	0.47%	17%
$(0.33)	$(0.69)	$–	$(1.02)	$27.83	(0.55)%	$2,061	0.65%	0.65%	0.78%	11%
$(0.28)	$(3.53)	$–	$(3.81)	$28.93	(0.72)%	$2,455	0.64%	0.64%	0.95%	17%
$(0.26)	$(4.91)	$–	$(5.17)	$33.39	16.59%	$3,086	0.62%	0.62%	0.79%	25%
$(0.32)	$(2.83)	$–	$(3.15)	$33.32	20.46%	$2,932	0.63%	0.63%	0.72%	12%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer, PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer, Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Advisors
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
800-279-0279
davisfunds.com

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

January 31, 2022

SEMI-ANNUAL REPORT

DAVIS RESEARCH FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Quarterly Schedule of Investments

The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279 and on the SEC’s website at www.sec.gov.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis Research Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended January 31, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of -2.93%, versus a 3.44% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Energy (up 38%), Consumer Staples (up 9%), and Information Technology (up 7%). The sectors within the S&P 500® that reported the weakest performance were Communication Services (down 8%), Industrials (down 2%), and Health Care (up less than 1%).

Detractors from Performance
The Fund’s Consumer Discretionary holdings were the most important detractor2 from performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the S&P 500® sector (down 18%, versus up 1%). Delivery Hero3 (down 49%), Amazon (down 10%), Alibaba (down 36%), and Vroom (down 78%) were the top four detractors from performance, respectively.

The Fund continued to hold a large position in Information Technology (average weighting of 29%).  The Fund’s Information Technology holdings were an important detractor from both absolute and relative performance. The Fund’s holdings underperformed the Index sector (down 4%, versus up 7%). SAP (down 13%), Intel (down 8%), and Lam Research (down 7%) were all key detractors.

The Fund also had no exposure in Energy, the highest performing sector of the S&P 500®, and relative performance suffered as a result.  Additional detractors from performance were Capital One Financial (down 8%), a Financial holding, and two companies from the Communication Services sector, iQIYI (down 54%) and Vimeo (down 67%).

Additionally, the Fund had an average weighting of 25% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (down 8%, versus down less than 1%). The Fund’s 9% average repurchase agreement position (cash instrument) during the period was also a detractor compared to the Index.

Contributors to Performance
The Fund benefited significantly from its overweight position in Financials (average weight of 28%, compared to the Index sector’s 12%). These holdings were the most significant contributor to both absolute and relative performance. Of the top ten contributors during the period, six were from the Financials sector led by Berkshire Hathaway (up 12%) and Wells Fargo (up 18%). Berkshire Hathaway was the largest holding at the end of the period, representing 7.39% of net assets. Additional contributors from the Financials sector were DBS Group Holdings (up 18%), Bank of New York Mellon (up 17%), DNB Bank (up 20%), and Danske Bank (up 10%).

The Fund’s Health Care holdings were also beneficial to performance. The Fund’s holdings outperformed the Index sector (up 6%, versus up less than 1%) and the Fund benefited from a smaller average weighting (4%, versus 13% for the Index) in this lesser performing sector.

The Fund benefited from a lower average weighting (7%, versus 11%) in the weaker performing Communication Services sector. The Fund’s holdings also outperformed the Index sector (down 6%, versus down 8%).  Liberty Media, Formula One (up 30%) was a key contributor.

Additional contributors to performance were Microsoft (up 10%) and VMware (up less than 1%), both Information Technology holdings, along with Consumer Discretionary holding, Ulta Beauty (up 10%). The Fund no longer holds Ulta Beauty.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2012

Average Annual Total Return for periods ended January 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	6.98%	13.75%	12.91%	8.62%	0.66%	0.66%
Class A - with sales charge*	1.90%	12.64%	12.37%	8.36%	0.66%	0.66%
S&P 500® Index	23.29%	16.77%	15.41%	9.55%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279.

Average Annual Total Return for periods ended December 31, 2021

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	6.49%	13.94%	13.36%

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/22 Net Assets)		(% of 01/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	67.86%	Information Technology	25.88%	28.66%
Common Stock (Foreign)	27.50%	Diversified Financials	15.94%	5.09%
Short-Term Investments	4.65%	Retailing	15.65%	6.48%
Other Assets & Liabilities	(0.01)%	Banks	11.72%	4.24%
	100.00%	Capital Goods	8.20%	5.26%
		Media & Entertainment	8.01%	8.79%
		Insurance	7.98%	1.94%
		Health Care	5.00%	13.06%
		Materials	1.05%	2.52%
		Food, Beverage & Tobacco	0.57%	3.10%
		Energy	–	3.35%
		Real Estate	–	2.67%
		Utilities	–	2.55%
		Automobiles & Components	–	2.53%
		Other	–	9.76%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/22 Net Assets)

Berkshire Hathaway Inc. *	Diversified Financial Services	7.39%
Amazon.com, Inc.	Retailing	7.29%
Microsoft Corp.	Software & Services	4.76%
Intel Corp.	Semiconductors & Semiconductor Equipment	4.01%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	3.63%
SAP SE, ADR	Software & Services	3.45%
Wells Fargo & Co.	Banks	3.26%
Capital One Financial Corp.	Consumer Finance	3.01%
Schneider Electric SE	Capital Goods	2.80%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.77%

* Berkshire Hathaway Inc. holding includes Class A and Class B.

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/21)	(01/31/22)	(08/01/21-01/31/22)
Class A
Actual	$1,000.00	$970.71	$3.28
Hypothetical	$1,000.00	$1,021.88	$3.36

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized operating expense ratio (0.66%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.36%)
COMMUNICATION SERVICES – (7.64%)
Media & Entertainment – (7.64%)
Alphabet Inc., Class C *	375	$1,017,739
IAC/InterActiveCorp *	6,360	868,394
iQIYI, Inc., Class A, ADR (China)*	45,460	185,477
Liberty Media Corp., Liberty Formula One, Series A *	9,590	525,532
Liberty Media Corp., Liberty Formula One, Series C *	11,210	675,178
Meta Platforms, Inc., Class A *	3,025	947,612
Vimeo, Inc. *	7,257	106,315
	Total Communication Services	4,326,247
CONSUMER DISCRETIONARY – (14.92%)
Retailing – (14.92%)
Alibaba Group Holding Ltd., ADR (China)*	5,330	670,461
Amazon.com, Inc. *	1,381	4,131,220
Delivery Hero SE (Germany)*	10,645	821,687
JD.com, Inc., Class A, ADR (China)*	14,923	1,117,434
Meituan, Class B (China)*	19,500	581,770
Naspers Ltd. - N (South Africa)	1,334	215,639
Prosus N.V., Class N (Netherlands)	9,867	820,893
Vroom, Inc. *	11,930	95,679
	Total Consumer Discretionary	8,454,783
CONSUMER STAPLES – (0.54%)
Food, Beverage & Tobacco – (0.54%)
Darling Ingredients Inc. *	4,840	308,647
	Total Consumer Staples	308,647
FINANCIALS – (33.99%)
Banks – (11.18%)
Danske Bank A/S (Denmark)	51,660	1,002,784
DBS Group Holdings Ltd. (Singapore)	56,166	1,475,305
DNB Bank ASA (Norway)	32,140	764,938
U.S. Bancorp	21,315	1,240,320
Wells Fargo & Co.	34,375	1,849,375
		6,332,722
Diversified Financials – (15.20%)
Capital Markets – (4.80%)
Bank of New York Mellon Corp.	24,750	1,466,685
Julius Baer Group Ltd. (Switzerland)	19,170	1,252,753
		2,719,438
Consumer Finance – (3.01%)
Capital One Financial Corp.	11,645	1,708,671
Diversified Financial Services – (7.39%)
Berkshire Hathaway Inc., Class A *	4	1,879,220
Berkshire Hathaway Inc., Class B *	7,365	2,305,393
		4,184,613
		8,612,722
Insurance – (7.61%)
Life & Health Insurance – (3.27%)
AIA Group Ltd. (Hong Kong)	86,750	905,653

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	119,000	$944,363
		1,850,016
Property & Casualty Insurance – (2.80%)
Loews Corp.	11,345	676,843
Markel Corp. *	740	912,227
		1,589,070
Reinsurance – (1.54%)
Alleghany Corp. *	1,310	869,840
		4,308,926
	Total Financials	19,254,370
HEALTH CARE – (4.77%)
Health Care Equipment & Services – (3.70%)
Cigna Corp.	2,628	605,649
CVS Health Corp.	1,761	187,564
Humana Inc.	500	196,250
Quest Diagnostics Inc.	3,990	538,730
UnitedHealth Group Inc.	1,200	567,084
		2,095,277
Pharmaceuticals, Biotechnology & Life Sciences – (1.07%)
Viatris Inc.	40,510	606,434
	Total Health Care	2,701,711
INDUSTRIALS – (7.82%)
Capital Goods – (7.82%)
Carrier Global Corp.	6,420	306,105
Eaton Corp. PLC	7,953	1,259,994
Ferguson PLC (United Kingdom)	4,520	710,953
Johnson Controls International plc	4,928	358,118
Raytheon Technologies Corp.	2,287	206,264
Schneider Electric SE (France)	9,365	1,586,387
	Total Industrials	4,427,821
INFORMATION TECHNOLOGY – (24.68%)
Semiconductors & Semiconductor Equipment – (11.70%)
Applied Materials, Inc.	14,895	2,058,191
Intel Corp.	46,551	2,272,620
Lam Research Corp.	1,228	724,422
Texas Instruments Inc.	8,750	1,570,537
		6,625,770
Software & Services – (12.98%)
DXC Technology Co. *	9,715	292,227
Microsoft Corp.	8,673	2,697,130
Oracle Corp.	14,350	1,164,646
SAP SE, ADR (Germany)	15,620	1,955,780
VMware, Inc., Class A	9,680	1,243,687
		7,353,470
	Total Information Technology	13,979,240

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (1.00%)
	Holcim Ltd. (Switzerland)	10,516	$567,547
		Total Materials	567,547
	TOTAL COMMON STOCK – (Identified cost $29,495,219)		54,020,366
SHORT-TERM INVESTMENTS – (4.65%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $1,419,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $1,447,380)	$1,419,000	1,419,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $1,216,002 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.45%-3.00%, 02/24/22-01/01/52, total market value $1,240,320)	1,216,000	1,216,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,635,000)		2,635,000
	Total Investments – (100.01%) – (Identified cost $32,130,219)		56,655,366
	Liabilities Less Other Assets – (0.01%)		(4,061)
	Net Assets – (100.00%)		$56,651,305
ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

8

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2022 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$56,655,366
Cash	510
Receivables:
Dividends and interest	68,693
Prepaid expenses	2,186
Total assets	56,726,755
LIABILITIES:
Accrued audit fees	10,751
Accrued custodian fees	22,968
Accrued investment advisory fees	28,164
Other accrued expenses	13,567
Total liabilities	75,450
NET ASSETS	$56,651,305
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$107,133
Additional paid-in capital	32,168,843
Distributable earnings	24,375,329
Net Assets	$56,651,305
CLASS A SHARES:
Net assets	$56,651,305
Shares outstanding	2,142,659
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$26.44
Maximum offering price per share (100/95.25 of $26.44)†	$27.76

*Including:
Cost of investments	$32,130,219

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2022 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$415,299
Interest		1,282
Total income		416,581
Expenses:
Investment advisory fees (Note 3)	$187,977
Custodian fees	11,449
Transfer agent fees	921
Audit fees	10,751
Legal fees	171
Accounting fees (Note 3)	1,500
Reports to shareholders	20
Directors’ fees and expenses	3,254
Registration and filing fees	2,313
Miscellaneous	8,189
Total expenses		226,545
Net investment income		190,036
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		7,595,683
Foreign currency transactions		93
Net realized gain		7,595,776
Net decrease in unrealized appreciation		(9,036,716)
Net realized and unrealized loss on investments and foreign currency transactions		(1,440,940)
Net decrease in net assets resulting from operations		$(1,250,904)

*Net of foreign taxes withheld of	$10,390

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
OPERATIONS:
Net investment income	$190,036	$266,347
Net realized gain from investments and foreign currency transactions	7,595,776	2,525,205
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(9,036,716)	14,375,146
Net increase (decrease) in net assets resulting from operations	(1,250,904)	17,166,698
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(9,693,315)	(2,204,964)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(6,250,070)	2,042,764
Total increase (decrease) in net assets	(17,194,289)	17,004,498
NET ASSETS:
Beginning of period	73,845,594	56,841,096
End of period	$56,651,305	$73,845,594

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers Class A shares which are sold with a front-end sales charge. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$4,326,247	$–	$–	$4,326,247
Consumer Discretionary	6,014,794	2,439,989	–	8,454,783
Consumer Staples	308,647	–	–	308,647
Financials	12,908,574	6,345,796	–	19,254,370
Health Care	2,701,711	–	–	2,701,711
Industrials	2,130,481	2,297,340	–	4,427,821
Information Technology	13,979,240	–	–	13,979,240
Materials	–	567,547	–	567,547
Short-term Investments	–	2,635,000	–	2,635,000
Total Investments	$42,369,694	$14,285,672	$–	$56,655,366

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

At January 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$32,338,215
Unrealized appreciation	25,580,716
Unrealized depreciation	(1,263,565)
Net unrealized appreciation	$24,317,151

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended January 31, 2022 were $2,636,825 and $15,073,511, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of January 31, 2022, one related shareholder’s investment in the Fund represents 99% of outstanding shares. Investment activities of this shareholder (the Adviser) could have a material impact on the Fund.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2022 amounted to $193. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2022 amounted to $1,500.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - The Fund has adopted a Distribution Plan (“12b-1 Plan”) for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2022.

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2022.

NOTE 4 - CAPITAL STOCK

At January 31, 2022, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2022 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares: Class A	–	343,933	(568,384)	(224,451)
Value: Class A	$–	$9,681,733	$(15,931,803)	$(6,250,070)

	Year ended July 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase
Shares: Class A	50	80,876	(6,301)	74,625
Value: Class A	$1,500	$2,202,237	$(160,973)	$2,042,764

16

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2022	Year ended July 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.20	$24.79	$23.20	$23.73	$21.09	$19.07
Income (Loss) from Investment Operations:
Net Investment Income	0.08[a]	0.11[a]	0.19[a]	0.30	0.19	0.14
Net Realized and Unrealized Gains (Losses)	(0.74)	7.27	2.86	0.03	2.93	3.92
Total from Investment Operations	(0.66)	7.38	3.05	0.33	3.12	4.06
Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.06)	(0.53)	(0.19)	(0.16)	(0.09)
Distributions from Realized Gains	(3.93)	(0.91)	(0.93)	(0.67)	(0.32)	(1.95)
Total Dividends and Distributions	(4.10)	(0.97)	(1.46)	(0.86)	(0.48)	(2.04)
Net Asset Value, End of Period	$26.44	$31.20	$24.79	$23.20	$23.73	$21.09
Total Return[b]	(2.93)%	30.31%	13.52%	1.95%	14.94%	22.87%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,651	$73,846	$56,841	$50,123	$49,371	$42,965
Ratio of Expenses to Average Net Assets:
Gross	0.66%[c]	0.67%	0.69%	0.70%	0.70%	0.71%
Net[d]	0.66%[c]	0.67%	0.69%	0.70%	0.70%	0.71%
Ratio of Net Investment Income to Average Net Assets	0.56%[c]	0.39%	0.82%	1.35%	0.85%	0.61%
Portfolio Turnover Rate[e]	4%	15%	13%	23%	12%	19%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.

18

DAVIS RESEARCH FUND	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer, PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer, Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

19

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 24, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 24, 2022